INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS, NET [Abstract]
Summary of Intangible assets

	As of December 31,
	2015	2016
	RMB	RMB
Gross carrying amount
Trade names	51,563	48,908
Student populations	38,380	38,380
Software	88,670	91,254
Customer relationships	5,270	5,270
Cooperative agreements	5,230	5,230
Favorable leases	63,237	63,237
Non-compete agreements	833	833
	253,183	253,112
Less: Accumulated amortization
Trade names	-	-
Student populations	(36,244)	(36,964)
Software	(87,145)	(89,138)
Customer relationships	(3,002)	(5,270)
Cooperative agreements	(2,537)	(3,046)
Favorable leases	(20,028)	(23,153)
Non-compete agreements	(833)	(833)
	(149,789)	(158,404)
Intangible assets, net
Trade names	51,563	48,908
Student populations	2,136	1,416
Software	1,525	2,116
Customer relationships	2,268	-
Cooperative agreements	2,693	2,184
Favorable leases	43,209	40,084
Non-compete agreements	-	-
	103,394	94,708

Schedule of estimated amortization expenses of intangible assets for future annual periods
Amount
RMB

2017	4,921
2018	4,438
2019	4,293
2020	4,132
2021	3,784
Thereafter	24,232
Total	45,800